UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) January 30, 2023

Avant Loans Funding Trust 2021-REV11

(Exact name of securitizer as specified in its charter)

025-05549	0001859707
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Kevin Friedrich, 312-763-7498

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1

Avant Loans Funding Trust 2021-REV1, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Avant, LLC, Avant Warehouse Trust I, Avant Warehouse Trust III, Avant Depositor II, LLC and Avant Loans Funding Underlying Trust 2021-REV1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Avant Loans Funding Trust 2021-REV1
(Securitizer)

By:	Avant, LLC, as Administrator

By:	/s/ Kevin Friedrich
Name: Kevin Friedrich
Title: Chief Financial Officer

Date: January 30, 2023